Share-based Payments - Range of Exercise Prices of Outstanding Shares (Details) shares in Thousands	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	4,959	6,046	5,348
Weighted-average remaining contractual life of options outstanding (in years) | year	2.3
Weighted-average exercise price of options outstanding (in CAD/share)	$ 5.10	$ 6.87	$ 9.05
Number of share options exercisable, end of year (in shares) | shares	2,925	3,527
Weighted-average remaining contractual life of exercisable options (in years) | year	1.4
Weighted-average exercise price, exercisable end of year (in CAD/share)	$ 6.87	$ 9.14
2.16 - 2.17 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	953
Weighted-average remaining contractual life of options outstanding (in years) | year	4.4
Weighted-average exercise price of options outstanding (in CAD/share)	$ 2.16
Number of share options exercisable, end of year (in shares) | shares	0
Weighted-average remaining contractual life of exercisable options (in years) | year	0.0
Weighted-average exercise price, exercisable end of year (in CAD/share)	$ 0.00
2.16 - 2.17 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	2.16
2.16 - 2.17 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	$ 2.17
2.18 - 3.59 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	1,212
Weighted-average remaining contractual life of options outstanding (in years) | year	3.2
Weighted-average exercise price of options outstanding (in CAD/share)	$ 2.19
Number of share options exercisable, end of year (in shares) | shares	404
Weighted-average remaining contractual life of exercisable options (in years) | year	3.2
Weighted-average exercise price, exercisable end of year (in CAD/share)	$ 2.19
2.18 - 3.59 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	2.18
2.18 - 3.59 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	$ 3.59
3.60 - 6.13 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	820
Weighted-average remaining contractual life of options outstanding (in years) | year	2.4
Weighted-average exercise price of options outstanding (in CAD/share)	$ 4.99
Number of share options exercisable, end of year (in shares) | shares	547
Weighted-average remaining contractual life of exercisable options (in years) | year	2.4
Weighted-average exercise price, exercisable end of year (in CAD/share)	$ 4.99
3.60 - 6.13 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	3.60
3.60 - 6.13 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	$ 6.13
6.14 - 8.20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	820
Weighted-average remaining contractual life of options outstanding (in years) | year	1.4
Weighted-average exercise price of options outstanding (in CAD/share)	$ 7.26
Number of share options exercisable, end of year (in shares) | shares	820
Weighted-average remaining contractual life of exercisable options (in years) | year	1.4
Weighted-average exercise price, exercisable end of year (in CAD/share)	$ 7.26
6.14 - 8.20 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	6.14
6.14 - 8.20 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	$ 8.20
8.21- 9.13 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	1,154
Weighted-average remaining contractual life of options outstanding (in years) | year	0.2
Weighted-average exercise price of options outstanding (in CAD/share)	$ 9.13
Number of share options exercisable, end of year (in shares) | shares	1,154
Weighted-average remaining contractual life of exercisable options (in years) | year	0.2
Weighted-average exercise price, exercisable end of year (in CAD/share)	$ 9.13
8.21- 9.13 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	8.21
8.21- 9.13 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of outstanding share (in shares)	$ 9.13